Label		Element	Value
Risk/Return:		rr_RiskReturnAbstract
Registrant Name		dei_EntityRegistrantName	Voya SERIES FUND INC
Prospectus Date		rr_ProspectusDate	Jul. 31, 2015
Voya Money Market Fund
Risk/Return:		rr_RiskReturnAbstract
Risk/Return [Heading]		rr_RiskReturnHeading	Voya Money Market Fund
Objective [Heading]		rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	The Fund seeks to provide investors with a high level of current income consistent with preservation of capital and liquidity and the maintenance of a stable $1.00 net asset value per share.
Expense [Heading]		rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock	These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. Information about discounts is available from your financial professional and in the discussion in the Sales Charges section of the Prospectus (page 17) or the Purchase, Exchange, and Redemption of Shares section of the Statement of Additional Information (page 69).
Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder Fees Fees paid directly from your investment
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual Fund Operating Expenses Expenses you pay each year as a % of the value of your investment
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	August 1, 2016
Fee Waiver or Reimbursement over Assets, Date of Termination Two		vsfi_FeeWaiverOrReimbursementOverAssetsDateOfTerminationTwo	January 1, 2017
Expenses Restated to Reflect Current [Text]		rr_ExpensesRestatedToReflectCurrent	Expense information has been restated to reflect current contractual rates.
Expense Example [Heading]		rr_ExpenseExampleHeading	Expense Examples
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock	The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples show costs if you sold (redeemed) your shares at the end of the period or continued to hold them. The Examples also assume that your investment had a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Closing [Text Block]		rr_ExpenseExampleClosingTextBlock	The Examples reflect applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Strategy [Heading]		rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests in high-quality, U.S. dollar-denominated short-term debt securities that are determined by its sub-adviser ("Sub-Adviser") to present minimal credit risk.

The Fund may maintain a rating from one or more rating agencies that provide ratings on money market funds. There can be no assurance that the Fund will maintain any particular rating or maintain it with a particular rating agency. To maintain a rating, the Sub-Adviser may manage the Fund more conservatively than if it was not rated.

Portfolio investments of the Fund are valued based on the amortized cost valuation method pursuant to Rule 2a-7 under the Investment Company Act of 1940, as amended ("Rule 2a-7"). Obligations in which the Fund invests generally have remaining maturities of 397 days or less, although upon satisfying certain conditions of Rule 2a-7, the Fund may, to the extent otherwise permissible, invest in instruments subject to repurchase agreements and certain variable and floating rate obligations that bear longer final maturities. The dollar-weighted average portfolio maturity of the Fund will not exceed 60 days and the dollar-weighted average life to maturity of the Fund will not exceed 120 days.

The Fund will invest in obligations permitted to be purchased under Rule 2a-7 including, but not limited to: (i) U.S. government securities and obligations of its agencies or instrumentalities; (ii) commercial paper, mortgage- and asset-backed securities, repurchase agreements, guaranteed investment contracts, municipal securities, loan participation interests, and medium-term notes; (iii) other money market mutual funds; and (iv) the following domestic, Eurodollar, and Yankee Dollar obligations: certificates of deposit; fixed-time deposits; bankers acceptances; and other promissory notes, including floating and variable rate obligations issued by U.S. or foreign bank holding companies and their bank subsidiaries, branches, and agencies. The Fund may significantly invest in securities issued by financial services companies including, among other entities, banks and bank holding companies, investment banks, trust companies, insurance companies, finance companies, and broker-dealers. The Fund may invest more than 25% of its assets in instruments issued by domestic banks.

The Fund may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder ("1940 Act").

The Fund may purchase securities on a when-issued basis and purchase or sell them on a forward commitment basis. The Fund may also invest in variable rate master demand obligations, which are unsecured demand notes that permit the underlying indebtedness to vary and provide for periodic adjustments in the interest rate.

			In choosing investments for the Fund, the Sub-Adviser employs a highly disciplined, four-step investment process designed to ensure preservation of capital and liquidity, as well as adherence to regulatory requirements. The four steps are: first, a formal list of high-quality issuers is actively maintained; second, securities of issuers on the approved list that meet maturity guidelines and are rated first tier (i.e., they are given the highest short-term rating by at least two nationally recognized statistical rating organizations or by a single rating organization if a security is rated only by that organization, or are determined to be of comparable quality by the Sub-Adviser pursuant to guidelines approved by the Fund's Board of Directors), are selected for investment; third, diversification is continuously monitored to ensure that regulatory limits are not exceeded; and finally, portfolio maturity decisions are made based upon expected cash flows, income opportunities available in the market, and expectations of future interest rates.
Risk [Heading]		rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Any of the following risks, among others, could affect Fund performance or cause the Fund to lose money or to underperform market averages of other funds.

Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Bank Instruments    The Fund may invest in certificates of deposit, fixed time deposits, bankers' acceptances, and other debt and deposit-type obligations issued by banks. Although the Fund attempts to invest only with high-quality banking institutions, most banking institutions are dependent on other institutions to fulfill their obligations. As a result, changes in economic, regulatory, political conditions, or other events that affect the banking industry may have an adverse effect on the banking institutions in which the Fund invests or that serve as counterparties in transactions with the Fund.

Credit    Prices of the short-term debt instruments in which the Fund invests may fall if the issuer's actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Currency    To the extent that the Fund invests directly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Focused Investing    To the extent that the Fund invests a substantial portion of its assets in securities related to a particular industry, sector, market segment, or geographical area, its investments will be sensitive to developments in that industry, sector, market segment, or geographical area. The Fund assumes the risk that changing economic conditions; changing political or regulatory conditions; or natural and other disasters affecting the particular industry, sector, market segment, or geographical area in which the Fund focuses its investments could have a significant impact on its investment performance and could ultimately cause the Fund to underperform, or be more volatile than, other funds that invest more broadly.

Foreign Investments    Investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to: smaller markets; differing reporting, accounting, and auditing standards; nationalization, expropriation, or confiscatory taxation; foreign currency fluctuations, currency blockage, or replacement; potential for default on sovereign debt; or political changes or diplomatic developments, which may include the imposition of economic sanctions or other measures by the United States or other governments and supranational organizations. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in another market, country or region.

Interest in Loans    The value and the income streams of interests in loans (including participation interests in lease financings and assignments in secured variable or floating rate loans) will decline if borrowers delay payments or fail to pay altogether. A large rise in interest rates could increase this risk. Although loans are generally fully collateralized when purchased, the collateral may become illiquid or decline in value. Many loans themselves carry liquidity and valuation risks.

Interest Rate    With bonds and other fixed rate debt instruments, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk. In the case of inverse securities, the interest rate generally will decrease when the market rate of interest to which the inverse security is indexed increases. As of the date of this Prospectus, interest rates in the United States are at or near historic lows, which may increase the Fund's exposure to risks associated with rising interest rates. Rising interest rates could have unpredictable effects on the markets and may expose fixed-income and related markets to heightened volatility. For fixed-income securities, an increase in interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain Fund investments, adversely affect values, and increase the Fund’s costs. If dealer capacity in fixed-income markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in the fixed-income markets.

Liquidity    If a security is illiquid, the Fund might be unable to sell the security at a time when the Fund's manager might wish to sell, and the security could have the effect of decreasing the overall level of the Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Fund could realize upon disposition. The Fund may make investments that become less liquid in response to market developments or adverse investor perception. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

Mortgage- and/or Asset-Backed Securities Defaults on, or low credit quality or liquidity of the underlying assets of the asset-backed (including mortgage-backed) securities held by the Fund may impair the value of the securities. There may be limitations on the enforceability of any security interest granted with respect to those underlying assets. These securities also present a higher degree of prepayment and extension risk and interest rate risk than do other types of debt instruments.

Municipal Obligations    The municipal market in which the Fund invests is volatile and can be significantly affected by adverse tax, legislative, or political changes and the financial condition of the issuers of municipal securities.

Other Investment Companies - Money Market Funds    The Fund may only invest in other investment companies that qualify as money market funds under Rule 2a-7 of the 1940 Act. The risk of investing in such money market funds is that such money market funds may not maintain a stable net asset value of $1.00 or otherwise comply with Rule 2a-7. If the Fund invests in other investment companies, you will pay a proportionate share of the expenses of those other investment companies (including management fees, administration fees, and custodial fees) in addition to the expenses of the Fund.

Prepayment and Extension    Prepayment risk is the risk that principal on mortgages or other loan obligations underlying a security may be repaid prior to the stated maturity date, which may reduce the market value of the security and the anticipated yield-to-maturity. Extension risk is the risk that an issuer will exercise its right to repay principal on an obligation held by the Fund later than expected, which may decrease the value of the obligation and prevent the Fund from investing expected repayment proceeds in securities paying yields higher than the yields paid by the securities that were expected to be repaid.

Regulatory     Changes in government regulations may adversely affect the value of a security held by the Fund. In addition, the SEC has adopted amendments to money market fund regulation, which when implemented may, among other things, require the Fund to change the manner in which it values its securities, impose new liquidity fees on redemptions in certain circumstances, and permit the Fund to limit redemptions in certain circumstances. These changes may result in reduced yields for money market funds, including the Fund. Compliance with the amended money market fund regulation is generally required in 2016. The SEC or other regulators may adopt additional money market reforms, which may impact the operation or performance of the Fund.

Repurchase Agreements     In the event that the other party to a repurchase agreement defaults on its obligations, the Fund would generally seek to sell the underlying security serving as collateral for the repurchase agreement.  However, the Fund may encounter delay and incur costs before being able to sell the security. Such a delay may involve loss of interest or a decline in price of the security, which could result in a loss for the Fund. In addition, if the Fund is characterized by a court as an unsecured creditor, it would be at risk of losing some or all of the principal and interest involved in the transaction.

U.S. Government Securities and Obligations    U.S. government securities are obligations of, or guaranteed by, the U.S. government, its agencies or government-sponsored enterprises. U.S. government securities are subject to market and interest rate risk, and may be subject to varying degrees of credit risk.

When Issued and Delayed Delivery Securities and Forward Commitments    When issued securities, delayed delivery securities and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security's price.

			An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Risk Lose Money [Text]		rr_RiskLoseMoney	Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
Risk Money Market Fund [Text]		rr_RiskMoneyMarketFund	Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]		rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]		rr_PerformanceNarrativeTextBlock	The following information is intended to help you understand the risks of investing in the Fund. The following bar chart shows the changes in the Fund's performance from year to year, and the table provides additional performance information. The Fund's performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. The bar chart shows the performance of the Fund's Class A shares. Other class shares' performance would be higher or lower than Class A shares' performance because of the higher or lower expenses paid by Class A shares. The Fund's past performance is no guarantee of future results. For the most recent performance figures, go to www.voyainvestments.com/literature or call 1-800-992-0180.
Performance Information Illustrates Variability of Returns [Text]		rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart shows the changes in the Fund's performance from year to year, and the table provides additional performance information.
Performance Availability Phone [Text]		rr_PerformanceAvailabilityPhone	1-800-992-0180
Performance Availability Website Address [Text]		rr_PerformanceAvailabilityWebSiteAddress	www.voyainvestments.com/literature
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance is no guarantee of future results.
Bar Chart [Heading]		rr_BarChartHeading	Calendar Year Total Returns Class A (as of December 31 of each year)
Bar Chart Closing [Text Block]		rr_BarChartClosingTextBlock	Best quarter: 3rd, 2007, 1.23% and Worst quarter: 3rd, 2014, 0.00% The Fund's Class A shares' year-to-date total return as of June 30, 2015: 0.00%
Performance Table Heading		rr_PerformanceTableHeading	Average Annual Total Returns % (for the periods ended December 31, 2014)
Performance Table Closing [Text Block]		rr_PerformanceTableClosingTextBlock	For the Fund's current 7 day yield and current 7 day effective yield, please call the Fund at 1-800-992-0180.
Money Market Seven Day Yield Phone		rr_MoneyMarketSevenDayYieldPhone	1-800-992-0180
Voya Money Market Fund | Class A
Risk/Return:		rr_RiskReturnAbstract
Maximum sales charge (load) as a % of offering price		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge as a % of purchase or sales price, whichever is less		rr_MaximumDeferredSalesChargeOverOther	none
Management Fee	[1],[2]	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Shareholder Services (12b-1) Fees	[1]	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	[1]	rr_OtherExpensesOverAssets	0.20%
Total Annual Fund Operating Expenses	[1]	rr_ExpensesOverAssets	0.70%
Waivers and Reimbursements	[1],[3]	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)
Total Annual Fund Operating Expenses after Waivers and Reimbursements	[1]	rr_NetExpensesOverAssets	0.68%
1 Yr		rr_ExpenseExampleYear01	$ 69
3 Yrs		rr_ExpenseExampleYear03	222
5 Yrs		rr_ExpenseExampleYear05	388
10 Yrs		rr_ExpenseExampleYear10	869
1 Yr		rr_ExpenseExampleNoRedemptionYear01	69
3 Yrs		rr_ExpenseExampleNoRedemptionYear03	222
5 Yrs		rr_ExpenseExampleNoRedemptionYear05	388
10 Yrs		rr_ExpenseExampleNoRedemptionYear10	$ 869
2005		rr_AnnualReturn2005	2.80%
2006		rr_AnnualReturn2006	4.61%
2007		rr_AnnualReturn2007	4.84%
2008		rr_AnnualReturn2008	2.37%
2009		rr_AnnualReturn2009	0.07%
2010		rr_AnnualReturn2010	none
2011		rr_AnnualReturn2011	0.02%
2012		rr_AnnualReturn2012	0.03%
2013		rr_AnnualReturn2013	0.02%
2014		rr_AnnualReturn2014	0.01%
Year to Date Return, Label		rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date		rr_BarChartYearToDateReturnDate	Jun. 30, 2015
Bar Chart, Year to Date Return		rr_BarChartYearToDateReturn	none
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2007
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	1.23%
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2014
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	none
1 Yr		rr_AverageAnnualReturnYear01	0.01%
5 Yrs		rr_AverageAnnualReturnYear05	0.02%
10 Yrs		rr_AverageAnnualReturnYear10	1.46%
Since Inception		rr_AverageAnnualReturnSinceInception
Inception Date		rr_AverageAnnualReturnInceptionDate	Apr. 15, 1994
Voya Money Market Fund | Class B
Risk/Return:		rr_RiskReturnAbstract
Maximum sales charge (load) as a % of offering price		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge as a % of purchase or sales price, whichever is less		rr_MaximumDeferredSalesChargeOverOther	5.00%
Management Fee	[1],[2]	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Shareholder Services (12b-1) Fees	[1]	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	[1]	rr_OtherExpensesOverAssets	0.20%
Total Annual Fund Operating Expenses	[1]	rr_ExpensesOverAssets	1.70%
Waivers and Reimbursements	[1],[3]	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)
Total Annual Fund Operating Expenses after Waivers and Reimbursements	[1]	rr_NetExpensesOverAssets	1.68%
1 Yr		rr_ExpenseExampleYear01	$ 671
3 Yrs		rr_ExpenseExampleYear03	834
5 Yrs		rr_ExpenseExampleYear05	1,121
10 Yrs		rr_ExpenseExampleYear10	1,741
1 Yr		rr_ExpenseExampleNoRedemptionYear01	171
3 Yrs		rr_ExpenseExampleNoRedemptionYear03	534
5 Yrs		rr_ExpenseExampleNoRedemptionYear05	921
10 Yrs		rr_ExpenseExampleNoRedemptionYear10	$ 1,741
1 Yr		rr_AverageAnnualReturnYear01	(4.99%)
5 Yrs		rr_AverageAnnualReturnYear05	(0.39%)
10 Yrs		rr_AverageAnnualReturnYear10	1.05%
Since Inception		rr_AverageAnnualReturnSinceInception
Inception Date		rr_AverageAnnualReturnInceptionDate	Mar. 01, 1999
Voya Money Market Fund | Class C
Risk/Return:		rr_RiskReturnAbstract
Maximum sales charge (load) as a % of offering price		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge as a % of purchase or sales price, whichever is less		rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fee	[1],[2]	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Shareholder Services (12b-1) Fees	[1]	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	[1]	rr_OtherExpensesOverAssets	0.20%
Total Annual Fund Operating Expenses	[1]	rr_ExpensesOverAssets	1.70%
Waivers and Reimbursements	[1],[3]	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)
Total Annual Fund Operating Expenses after Waivers and Reimbursements	[1]	rr_NetExpensesOverAssets	1.68%
1 Yr		rr_ExpenseExampleYear01	$ 271
3 Yrs		rr_ExpenseExampleYear03	534
5 Yrs		rr_ExpenseExampleYear05	921
10 Yrs		rr_ExpenseExampleYear10	2,007
1 Yr		rr_ExpenseExampleNoRedemptionYear01	171
3 Yrs		rr_ExpenseExampleNoRedemptionYear03	534
5 Yrs		rr_ExpenseExampleNoRedemptionYear05	921
10 Yrs		rr_ExpenseExampleNoRedemptionYear10	$ 2,007
1 Yr		rr_AverageAnnualReturnYear01	(0.99%)
5 Yrs		rr_AverageAnnualReturnYear05
10 Yrs		rr_AverageAnnualReturnYear10
Since Inception		rr_AverageAnnualReturnSinceInception	0.02%
Inception Date		rr_AverageAnnualReturnInceptionDate	Jul. 29, 2011
Voya Money Market Fund | Class I
Risk/Return:		rr_RiskReturnAbstract
Maximum sales charge (load) as a % of offering price		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge as a % of purchase or sales price, whichever is less		rr_MaximumDeferredSalesChargeOverOther	none
Management Fee	[1],[2]	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Shareholder Services (12b-1) Fees	[1]	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	[1]	rr_OtherExpensesOverAssets	0.20%
Total Annual Fund Operating Expenses	[1]	rr_ExpensesOverAssets	0.70%
Waivers and Reimbursements	[1],[3]	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)
Total Annual Fund Operating Expenses after Waivers and Reimbursements	[1]	rr_NetExpensesOverAssets	0.68%
1 Yr		rr_ExpenseExampleYear01	$ 69
3 Yrs		rr_ExpenseExampleYear03	222
5 Yrs		rr_ExpenseExampleYear05	388
10 Yrs		rr_ExpenseExampleYear10	869
1 Yr		rr_ExpenseExampleNoRedemptionYear01	69
3 Yrs		rr_ExpenseExampleNoRedemptionYear03	222
5 Yrs		rr_ExpenseExampleNoRedemptionYear05	388
10 Yrs		rr_ExpenseExampleNoRedemptionYear10	$ 869
1 Yr		rr_AverageAnnualReturnYear01	0.01%
5 Yrs		rr_AverageAnnualReturnYear05	0.02%
10 Yrs		rr_AverageAnnualReturnYear10	1.46%
Since Inception		rr_AverageAnnualReturnSinceInception
Inception Date		rr_AverageAnnualReturnInceptionDate	Jan. 03, 1992
Voya Money Market Fund | Class L
Risk/Return:		rr_RiskReturnAbstract
Maximum sales charge (load) as a % of offering price		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge as a % of purchase or sales price, whichever is less		rr_MaximumDeferredSalesChargeOverOther	none
Management Fee	[1],[2]	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Shareholder Services (12b-1) Fees	[1]	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	[1]	rr_OtherExpensesOverAssets	0.20%
Total Annual Fund Operating Expenses	[1]	rr_ExpensesOverAssets	0.70%
Waivers and Reimbursements	[1],[3]	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)
Total Annual Fund Operating Expenses after Waivers and Reimbursements	[1]	rr_NetExpensesOverAssets	0.68%
1 Yr		rr_ExpenseExampleYear01	$ 69
3 Yrs		rr_ExpenseExampleYear03	222
5 Yrs		rr_ExpenseExampleYear05	388
10 Yrs		rr_ExpenseExampleYear10	869
1 Yr		rr_ExpenseExampleNoRedemptionYear01	69
3 Yrs		rr_ExpenseExampleNoRedemptionYear03	222
5 Yrs		rr_ExpenseExampleNoRedemptionYear05	388
10 Yrs		rr_ExpenseExampleNoRedemptionYear10	$ 869
1 Yr		rr_AverageAnnualReturnYear01	0.01%
5 Yrs		rr_AverageAnnualReturnYear05	0.02%
10 Yrs		rr_AverageAnnualReturnYear10	1.46%
Since Inception		rr_AverageAnnualReturnSinceInception
Inception Date		rr_AverageAnnualReturnInceptionDate	Jun. 30, 1998
Voya Money Market Fund | Class O
Risk/Return:		rr_RiskReturnAbstract
Maximum sales charge (load) as a % of offering price		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge as a % of purchase or sales price, whichever is less		rr_MaximumDeferredSalesChargeOverOther	none
Management Fee	[1],[2]	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Shareholder Services (12b-1) Fees	[1]	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	[1]	rr_OtherExpensesOverAssets	0.20%
Total Annual Fund Operating Expenses	[1]	rr_ExpensesOverAssets	0.95%
Waivers and Reimbursements	[1],[3]	rr_FeeWaiverOrReimbursementOverAssets	(0.27%)
Total Annual Fund Operating Expenses after Waivers and Reimbursements	[1]	rr_NetExpensesOverAssets	0.68%
1 Yr		rr_ExpenseExampleYear01	$ 69
3 Yrs		rr_ExpenseExampleYear03	276
5 Yrs		rr_ExpenseExampleYear05	499
10 Yrs		rr_ExpenseExampleYear10	1,142
1 Yr		rr_ExpenseExampleNoRedemptionYear01	69
3 Yrs		rr_ExpenseExampleNoRedemptionYear03	276
5 Yrs		rr_ExpenseExampleNoRedemptionYear05	499
10 Yrs		rr_ExpenseExampleNoRedemptionYear10	$ 1,142
1 Yr		rr_AverageAnnualReturnYear01	0.01%
5 Yrs		rr_AverageAnnualReturnYear05	0.02%
10 Yrs		rr_AverageAnnualReturnYear10
Since Inception		rr_AverageAnnualReturnSinceInception	0.97%
Inception Date		rr_AverageAnnualReturnInceptionDate	Nov. 15, 2006
Voya Money Market Fund | Class W
Risk/Return:		rr_RiskReturnAbstract
Maximum sales charge (load) as a % of offering price		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge as a % of purchase or sales price, whichever is less		rr_MaximumDeferredSalesChargeOverOther	none
Management Fee	[1],[2]	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Shareholder Services (12b-1) Fees	[1]	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	[1]	rr_OtherExpensesOverAssets	0.20%
Total Annual Fund Operating Expenses	[1]	rr_ExpensesOverAssets	0.70%
Waivers and Reimbursements	[1],[3]	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)
Total Annual Fund Operating Expenses after Waivers and Reimbursements	[1]	rr_NetExpensesOverAssets	0.68%
1 Yr		rr_ExpenseExampleYear01	$ 69
3 Yrs		rr_ExpenseExampleYear03	222
5 Yrs		rr_ExpenseExampleYear05	388
10 Yrs		rr_ExpenseExampleYear10	869
1 Yr		rr_ExpenseExampleNoRedemptionYear01	69
3 Yrs		rr_ExpenseExampleNoRedemptionYear03	222
5 Yrs		rr_ExpenseExampleNoRedemptionYear05	388
10 Yrs		rr_ExpenseExampleNoRedemptionYear10	$ 869
1 Yr		rr_AverageAnnualReturnYear01	0.01%
5 Yrs		rr_AverageAnnualReturnYear05
10 Yrs		rr_AverageAnnualReturnYear10
Since Inception		rr_AverageAnnualReturnSinceInception	0.02%
Inception Date		rr_AverageAnnualReturnInceptionDate	Jul. 29, 2011

[1]	Expense information has been restated to reflect current contractual rates.
[2]	The portion of the management fee attributable to the advisory services is 0.40% and the portion of the management fee attributable to the administrative services is 0.10%.
[3]	The adviser and distributor are contractually obligated to waive a portion of their management fees and distribution and/or shareholder services fees, as applicable, and to reimburse certain expenses of the Fund to the extent necessary to assist the Fund in maintaining a yield of not less than zero through August 1, 2016. Including this waiver, Total Annual Fund Operating Expenses after Waivers and Reimbursements (for this Fund's most recent fiscal year) would have been 0.19% for Class A, Class B, Class C, Class I, Class L, Class O, and Class W shares. There is no guarantee that the Fund will maintain such a yield. Any management fees waived or expenses reimbursed may be subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. In no event will the amount of the recoupment on any day exceed 20% of the yield (net of all expenses) of the Fund on that day. In addition, the distributor is contractually obligated to waive the shareholder service fee for Class O shares through August 1, 2016. The adviser is contractually obligated to waive 0.02% of the management fee through January 1, 2017. Termination or modification of these obligations requires approval by the Fund's board.